Segment Reporting - Schedule of Segment Reporting (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Line Items]
Net revenues		$ 2,866	¥ 19,447
Cost of revenues		2,683	18,205
Segment gross profit		183	1,242
Total segment gross profit		183	1,242
Total operating expenses		(28,995)	(196,730)	(13,900)
Loss from continuing operations		(28,812)	(195,488)	(13,900)
Other income		678	4,602	42,069
(Loss)/income from continuing operations before income taxes		(28,134)	(190,886)	28,169
Income tax benefit
Net (loss)/income from continuing operations		(28,134)	(190,886)	28,169
Loss from discontinued operations				(28,844)
Net loss		(28,134)	(190,886)	(675)
Two Reportable Segment [Member]
Segment Reporting [Line Items]
Net revenues	[1]		19,447
Cost of revenues	[1]		18,205
Segment gross profit	[1]		1,242
Total segment gross profit	[1]		1,242
Resale of Automotive Electronic Components [Member]
Segment Reporting [Line Items]
Net revenues		2,708	18,375
Resale of Automotive Electronic Components [Member] | Two Reportable Segment [Member]
Segment Reporting [Line Items]
Net revenues	[1]		18,375
Cost of revenues	[1]		18,205
Segment gross profit	[1]		170
Total segment gross profit	[1]		170
Advertising Business [Member]
Segment Reporting [Line Items]
Net revenues		$ 158	1,072
Advertising Business [Member] | Two Reportable Segment [Member]
Segment Reporting [Line Items]
Net revenues	[1]		1,072
Cost of revenues	[1]
Segment gross profit	[1]		1,072
Total segment gross profit	[1]		¥ 1,072

[1]	The Group did not generate revenue from continuing operations for the six months ended June 30, 2025.